Equity (Details) - Schedule of black-scholes option pricing model - Black-Scholes Option Pricing Model [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Equity (Details) - Schedule of black-scholes option pricing model [Line Items]
Stock price volatility	175.00%	190.00%
Expected term	5 years	1 year
Risk-free interest rate		3.21%
Discount rate	3.38%
Expected dividends	0.00%	0.00%